Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Leases [Abstract]
Rental expense	$ 243.7	$ 210.5	$ 199.3